ACCOUNTS RECEIVABLE TRADE, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 34,348,925	$ 20,187,786
Electricity Revenue Generation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Feed-in tariff(s) (FIT) receivables, recovery period	12 months
Feed-in tariff(s) (FIT) receivables, current	$ 9,045,884
Feed-in tariff(s) (FIT) receivables, noncurrent	24,457,930
Solar power customers | Credit concentration | Accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 19,153,699	$ 8,257,527
Concentration risk percentage	56.00%	41.00%
Number Of Customer With Greater Than 10 Of Accounts Receivable	10	10
Solar power customers | Customer concentration | Net revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	28.00%	48.00%